Filed with the Securities and Exchange Commission on April 9, 2003

                                        1933 Act Registration File No. 333-17391
                                                     1940 Act File No. 811-07959

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  |X|

                 Pre-Effective Amendment No.                                 |_|


                 Post-Effective Amendment No. 117                            |X|

                                           and

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          |X|

                 Amendment No. 119                                           |X|

                        (Check appropriate box or boxes.)

                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (414) 765-5344

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

       As soon as practical after the effective date of this Registration
             Statement Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective


         ------   immediately upon filing pursuant to paragraph (b)

         ------   on ______________ pursuant to paragraph (b)

           X
         ------   60 days after filing pursuant to paragraph (a)(1)

         ------   on ________________ pursuant to paragraph (a)(1)

         ------   75 days after filing pursuant to paragraph (a)(2)

         ------   on _________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

         [    ]  this  post-effective  amendment designates a new effective date for a previously filed post-effective amendment.


                                   The Avatar
                                Advantage Equity
                                 Allocation Fund

                                        &

                                   The Avatar
                                    Advantage
                                  Balanced Fund

The  Avatar   Advantage   Equity   Allocation  Fund  seeks   long-term   capital
appreciation.   This  Fund  pursues  this   objective  by  investing  in  equity
securities.

The Avatar Advantage Balanced Fund seeks long-term capital appreciation. This Fund pursues this objective by investing in equity securities, bonds and money-market securities.

The Funds' investment advisor is OAM Avatar, LLC.

This combined Prospectus sets forth basic information about the Funds that you should know before investing. It should be read and retained for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                                   PROSPECTUS

                              ______________, 2003


                                Table of Contents


Risk/Reward Summary------------------------------------------------------------2

What is the Funds' Performance?------------------------------------------------3

Expense Table------------------------------------------------------------------6

How the Funds Will Try to Reach Their Investment Objectives--------------------7

How the Funds are Managed-----------------------------------------------------10

A Guide for Investors---------------------------------------------------------11

Distribution Arrangements-----------------------------------------------------14

How to Redeem Your Shares-----------------------------------------------------15

Services Available to Shareholders--------------------------------------------17

Distributions and Taxes-------------------------------------------------------18

Financial Highlights----------------------------------------------------------19

PRIVACY NOTICE----------------------------------------------------------------22

Risk/Reward Summary

What are the Funds' objectives?

The Avatar Advantage Equity Allocation Fund (the "Equity Fund") seeks long-term capital appreciation. The Equity Fund pursues this objective by investing at least 80% of its net assets in equity securities under normal circumstances. The Avatar Advantage Balanced Fund (the "Balanced Fund") also seeks long term-capital appreciation. The Balanced Fund pursues this objective by investing in equity securities, bonds and money market instruments. The Funds may also invest in futures and options on futures contracts. (The Equity Fund and the Balanced Fund may be referred to as "the Funds.")

What are the principal risks of investing in the Funds?

The risk exists that you could lose money on your investment in either Fund. This could happen if any of the following events happen:

In either Fund

o    The market in general, in which a Fund invests, falls.
o The Advisor is incorrect in its expectations about the direction or extent of market movements.
o The prices of futures and options on futures may not correlate with the prices of the securities in a Fund's portfolio.
o A Fund cannot liquidate its positions in futures and options on futures because a secondary market for these securities may not exist at all times.

In the Equity Fund

o Companies in which the Equity Fund invests do not grow, grow more slowly than anticipated or fall in value.
o A particular segment of the stock market where the Equity Fund is heavily invested falls out of favor with investors.
o The Advisor's asset allocation model fails to direct the Advisor to the most appropriate mix of cash and equity securities.

In the Balanced Fund

o The Advisor's asset allocation model fails to direct the Advisor to the most appropriate mix of equity securities, bonds or cash.
o    Interest rates rise, causing bond prices to fall.
o The issuer of a bond held in the Balanced Fund's portfolio defaults or threatens default on payment of interest to investors.

By themselves, the Funds may not be a complete investment plan for you. Neither Fund can guarantee that it will achieve its investment objective. When you sell your shares, you may lose money. An investment in the Balanced Fund, which may invest in money market instruments, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

What is the Funds' Performance?

The following performance information illustrates some of the risk of investing in the Funds. The bar charts show the Funds' total returns have varied from year to year. The bar charts below do not reflect sales charges that you may pay to purchase Fund shares. If they were included, the returns would be less than those shown. The tables below show the Funds' average returns over time compared with broad-based market indices. Unlike the bar charts, the tables assume that the maximum sales charge was paid. The information shown in the table assumes reinvestment of dividends unless otherwise indicated. Please remember that the Funds' past performance (before and after taxes) is no guarantee of future results.

                 Calendar Year Total Returns for the Equity Fund
[Bar Chart]


1998       25.81%

1999       17.11%

2000       -5.99%

2001      -20.95%

2002      -18.29%

During the period of time displayed in the bar chart, the Equity Fund's highest quarterly return was 17.13% for the quarter ended December 31, 1998 and the lowest quarterly return was -17.98% for the quarter ended March 31, 2001.

Average Annual Total Returns for the Equity Fund as of December 31, 2002


                                                                                    Since Inception
                                                           1 Year      5 Years         (12/03/97)
The Avatar Advantage Equity Allocation Fund
-------------------------------------------------------- ------------ ----------- ---------------------
         Return Before Taxes                               -21.97%      -3.10%           -3.01%
         Return After Taxes on Distributions(1)            -21.99%      -4.41%           -4.31%
         Return After Taxes on Distributions and Sale of   -13.48%      -2.47%           -2.40%
              Fund Shares(1),(2)
-------------------------------------------------------- ------------ ----------- ---------------------
S&P 500 Index(3)                                           -22.10%      -0.59%           -0.68%
-------------------------------------------------------- ------------ ----------- ---------------------

(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2) The "Return After Taxes on Distributions and Sale of Fund Shares" figure may be higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3) The S&P 500 Index is a broad market-capitalization weighted index of 500 stocks designed to represent the broad domestic economy. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

                Calendar Year Total Returns for the Balanced Fund
[Bar Chart]

1999       11.82%

2000       -1.04%

2001      -13.13%

2002       -8.87%

During the period of time displayed in the bar chart, the Balanced Fund's highest quarterly return was 12.29% for the quarter ended December 31, 1999 and the lowest quarterly return was -12.44% for the quarter ended March 31, 2001.


Average Annual Total Returns for the Balanced Fund as of December 31, 2002


                                                                              Since Inception
                                                              1 Year            (01/13/98)
The Avatar Advantage Balanced Fund
-------------------------------------------------------- ------------------ --------------------
         Return Before Taxes                                  -12.97%              0.60%
         Return After Taxes on Distributions(1)               -13.45%             -0.67%
         Return After Taxes on Distributions and Sale of       -7.95%              0.12%
                   Fund Shares(1),(2)
-------------------------------------------------------- ------------------ --------------------
S&P 500 Index(3)                                              -22.10%              3.21%
Lehman Government/Credit Index(4)                              11.04%              7.20%
S&P 500 Index (60%) and                                        -8.85%              4.81%
Lehman Government/Credit Index (40%)(5)
-------------------------------------------------------- ------------------ --------------------

(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" figure may be higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3) The S&P 500 Index is a broad market-capitalization weighted index of 500 stocks designed to represent the broad domestic economy. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.
(4) The Lehman Brothers Government/Credit Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. Government. Flower bonds and pass-through issues are excluded. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are re-balanced monthly by market capitalization. It reflects no deduction for fees, expenses or taxes and includes reinvested dividends.
(5) These figures represent a blend of the performance of both the S&P 500 Index (60%) and the Lehman Brothers Government/Credit Index (40%), rebalanced monthly. The figures are generally representative of the portfolio characteristics of the Fund but do not reflect the deduction of fees, expenses or taxes.

Expense Table

You pay certain fees and expenses to buy and hold shares in a Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees.

                                                          Equity       Balanced
                                                           Fund         Fund
Shareholder Transactions Expenses
(fees paid directly from your investment)

Sales Load Imposed on Purchases.........................  4.50%         4.50%
Deferred Redemption Fee(1) .............................  1.00%         1.00%

Annual Operating Expenses
(expenses that are deducted from Fund assets)

Investment Advisory Fees................................  0.85%         0.75%
Rule 12b-1 Distribution Fee.............................  0.25%         0.00%(2)
Other Expenses .........................................  1.39%         4.09%
                                                          -----          ----
Total Annual Fund Operating Expenses............          2.49%         4.84%
                                                          -----         -----
         Fee Waiver and/or Expense Reimbursement....      -0.99%       -3.44%
                                                          ------       ------
Net Annual Fund Operating Expenses(3) .........           1.50%         1.40%
                                                          =====         =====
------------------

(1) The Redemption Fee (as a percentage of original purchase price or redemption proceeds, whichever is lower) will be imposed on redemptions made within 1 year of purchase.
(2) The Balanced Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan and does not intend to do so at the current time.
(3) The Advisor has contractually agreed to waive its fees and/or pay Fund expenses in order to limit each Fund's Total Annual Operating Expenses (excluding interest and tax expenses) as indicated above. This contract's term is indefinite and may be terminated only by the Board of Trustees. The Advisor is permitted to seek reimbursement, subject to limitations, for fees it waives and for Fund expenses it pays.

What does the Expense Example show?

This example will help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It is based on the net annual fund operating expenses shown above, and it assumes that these expenses will remain the same over the time periods shown. It also assumes that you make a single $10,000 investment in each Fund to start with, that you reinvest all dividends and distributions and that you earn a 5% return each year. Finally, the example assumes that you redeem all of your shares at the end of each of the time periods. This example is hypothetical, and your actual expenses may be higher or lower.

                        1 Year     3 Years        5 Years        10 Years
                        ------     -------        -------        --------
Equity Fund
   With redemption:      $696        $903         $1,232          $2,160
   Without redemption:   $596        $903         $1,232          $2,160
Balanced Fund
   With redemption       $686        $873         $1,181          $2,054
   Without redemption:   $586        $873         $1,181          $2,054


How the Funds Will Try to Reach Their Investment Objectives

Both Funds seek long-term capital appreciation by participating in rising markets. The Balanced Fund also seeks to preserve capital.

OAM Avatar, LLC, the Funds' Advisor, believes that the most important step in its investment process is determining how to allocate a Fund's portfolio. The Advisor maintains asset allocation models for the Funds.

In the Equity Fund, when the Advisor believes market risk is low, it maintains a large commitment (as fully invested as practical) to equity securities. It is the Equity Fund's policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities under normal circumstances. Generally when the Advisor believes market conditions are unfavorable for profitable investing, or when the Advisor is unable to locate attractive investment opportunities, the Advisor may shift an appropriate amount of the Equity Fund's assets into cash reserves to protect capital. These shifts from and to equity securities are generally made in increments of five to ten percent of the Equity Fund's total net assets, as conditions warrant based on the Advisor's asset allocation model and consistent with the Equity Fund's policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Equity Fund may take temporary defensive positions in cash reserves that deviate from this policy to avoid losses in response to market, economic, political or other conditions or in other limited circumstances such as in the case of unusually large cash inflows or redemptions.

In the Balanced Fund, when the Advisor believes market risk is low, it invests as fully as practical in stocks and bonds. When the Advisor believes market risk is high, it reduces equity security and bond holdings. These shifts are generally made in increments of five to ten percent of the Balanced Fund's total net assets, as conditions warrant based on the Advisor's asset allocation model. However, the Balanced Fund will at all times maintain at least 25% of the value of its total assets in fixed-income senior securities.

The Advisor's asset allocation models measure liquidity in the market place. Based on its experience and research, the Advisor believes that changes in financial liquidity - for example, money, credit and reserves - are the best measures of investment market risk. When this liquidity expands beyond what is needed by the "real" or production side of the economy, much of the excess moves into the "stock and bond markets. This movement causes stock and bond prices to rise. On the other hand, when liquidity is contracting, economic demands siphon money away from the stock and bond markets. Investment risks increase, and stock and bond prices are subject to declines. Thus, the Advisor makes orderly asset mix decisions by measuring and reacting to current market risk levels as quantified by the Advisor's models.

The Funds may enter into futures contracts, or options on those contracts, involving interest rates, securities and securities indices, for hedging purposes or as a substitute for positions in the underlying securities. As a general rule, the Funds will not purchase or sell futures if, immediately thereafter, more than 25% of a Fund's net assets would be hedged.

How does the Advisor select equity securities for each Fund's portfolio?

The Advisor's approach to purchasing equity securities is the same for both Funds. The Advisor selects equity securities on the basis of both quantitative and qualitative analysis. It screens a universe of more than 4,000 stocks for liquidity, in order to identify stocks with sufficient trading volume to establish or eliminate a position quickly and cost-effectively. This screening reduces the list of potential candidates to 600 to 700 actively traded issues. A series of securities ranking programs are then used to rank each security on both growth and value factors, in order to identify stocks that possess good growth potential at reasonable prices. The Advisor also uses quantitative and qualitative elements to determine industry and sector weights, relative to a benchmark, usually the S&P 500. The Advisor identifies investment themes, and utilizing stock ranking programs, selects stocks that will be the best performers in the current market environment. When the Advisor desires maximum exposure to equities, each Fund's diversified portfolio can be expected to contain between 50 and 70 separate issues. The Advisor may sell a stock when: 1) a tactical asset allocation decision calls for a reduction in exposure to equities; 2) there has been deteriorating fundamentals in a particular stock or in the sector to which the stock belongs; or 3) a decline in a stock's price triggers action in accordance with the Advisor's stop-loss discipline.

How does the Advisor select bonds for the Balanced Fund's portfolio?

The Advisor purchases U.S. Government securities and selected corporate debt obligations for the Balance Fund. Corporate debt issues must be rated investment grade by at least one of the major bond rating agencies and must also meet the Advisor's own stringent internal requirements to reduce the risks associated with such obligations. The Advisor actively adjusts the maturity and duration of the securities from among which it chooses. Utilizing various strategies, the Advisor tailors the holdings based on current bond market research and analysis. Quantitative analysis helps determine optimal bond portfolio duration while qualitative analysis helps to carefully assess various maturity combinations to achieve a duration target.

The Advisor does not expect either Fund's annual turnover rate to exceed 150%. High portfolio turnover will increase transaction costs and may result in higher taxes for you compared to other mutual funds with lower turnover rates.

What do the Funds use for cash reserves?

During limited circumstances (for instance, in the case of unusually large cash inflows or redemptions), a Fund may vary from its primary investments and hold a portion of its net assets in cash or similar investments. The Advisor uses high quality, short-term debt securities and money market instruments as cash reserves for the Funds. These short-term debt securities and money market instruments include shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. The Funds may also buy mortgage-backed securities. These investments represent the assets that remain after the Advisor has committed available assets to desirable investment opportunities. To the extent a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.

What are the principal risks of investing in the Funds?

The principal risks of investing in the Funds that may adversely affect a Fund's
net  asset  value  or  total  return  have  previously  been  summarized   under
"Objectives of the Funds". These risks are discussed in more detail below:

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk. Management risk means that your investment in a Fund varies with the success or failure of the investment strategy and the research, analysis and security selection of the Advisor. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

Fixed-Income Securities Risk. The Balanced Fund invests in fixed-income securities. The market value of fixed-income securities is sensitive to prevailing interest rates. In general, when interest rates rise, the fixed-income security's market value declines and when interest rates decline, its market value rises. Normally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payment of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of fixed-income securities of that issuer.

Derivatives Risks. The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities  and  other  more  traditional  investments.  Since  their  value  is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be properly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track. If the issuer of, or the counter-party to, the derivative does not make timely principal, interest or other payment when due, or otherwise fulfill its obligation, a Fund could lose money on its investment. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such as a Portfolio being prevented from selling particular securities at the price at which a Fund values them. The Advisor may fail to use derivatives effectively.

How the Funds are Managed

The Advisor

The Funds' Advisor, OAM Avatar, LLC, 900 Third Avenue, New York, NY 10022 provides asset management services to individuals and institutional investors in addition to the Fund. The Advisor, a wholly-owned subsidiary of Overture Asset Managers, LLC, an asset management holding company based in New York, acquired the business of the Fund's previous investment advisor, Avatar Investors Associates Corp. ("Avatar"), and retained its key investment personnel. Both Funds are managed by a committee of in-house investment professionals to maximize overall effectiveness using the asset allocation techniques and strategies developed by the Advisor.

The Advisor provides the Funds with advice on buying and selling securities, manages the investments of the Funds, furnishes the Funds with office space and certain administrative services, and provides most of the personnel needed by the Funds. For its services, each Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended December 31, 2002, Avatar waived all advisory fees accrued by both the Equity Fund and the Balanced Fund.

Fund Expenses

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Funds to ensure that the Funds' aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.50% and 1.40% of the Funds' average daily net assets, for the Equity Fund and Balanced Fund, respectively. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by each Fund if the Advisor requests in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

A Guide for Investors

Pricing the Funds' Shares

Each Fund's price, or net asset value per share, is calculated by dividing the value of a Fund's total assets, less its liabilities, by the number of its shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The net asset value is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. Fund shares generally will not be priced on days in which the NYSE is closed for trading, including certain U.S. holidays.

How to purchase shares of the Funds

There are several ways to purchase shares of the Funds. An Account Application, which accompanies this Prospectus, is used if you send money directly to the Funds by mail or by wire. If you have questions about how to invest, or about how to complete the Account Application, please call an account representative at (866) 205-0294.

You may send money to the Fund by mail

If you are making an initial investment in a Fund, simply complete the Account Application included with this Prospectus and mail or overnight deliver (such as FedEx) it with a check (made payable to the "Avatar Funds") to:

Regular Mail                               Overnight Delivery
The Avatar Funds                           The Avatar Funds
[Name of Fund]                             [Name of Fund]
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 E. Michigan Street, Third Floor
Milwaukee, WI 53202-0701                   Milwaukee, WI  53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

You may wire money to the Funds

If you are making an initial investment in a Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

                         U.S. Bank, National Association
                         425 Walnut Street
                         Cincinnati, OH 45202
                         ABA #: 042000013
                         Credit: U.S. Bancorp Fund Services, LLC
                                 A/C #112-952-137
                         FFC:    [Name of Fund]
                                 Shareholder Registration
                                 Shareholder Account Number (if known)

If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-866-205-0294. Your bank may charge you a fee for sending a wire to the Fund.

You may purchase shares through an investment dealer

You may buy and sell shares of a Fund through certain brokers (and their agents, together "brokers") that have made arrangements with a Fund. An order placed with such a broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund less any sales charge (if applicable). Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. The Fund may pay the broker for maintaining these records as well as providing other shareholder services. In addition, the broker may charge you a fee for handling your order. The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of a Fund's prospectus.

Investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts (if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent) may place trades with a Fund at net asset value. Additionally, retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts" may also purchase at net asset value.

Minimum Investments

The minimum initial investment in each Fund is $2,500. The minimum subsequent investment is $250. However, if you are investing in an Individual Retirement Account ("IRA") or other retirement account, or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $1,000 and $50, respectively.

Subsequent Investments

You may purchase additional shares of the Funds by sending a check, with the stub from an account statement you will receive after each transaction, to the Funds at the address above. Please also write your account number on the check. (If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.) If you want to send additional money for investment by wire, it is important for you to call the Funds at (866) 205-0294. You may also make additional purchases through an investment dealer, as described above.

What is the price you pay for each Fund share?

When you invest in the Funds, you pay the "offering price" of a share. The offering price of shares is the net asset value (the "NAV") per share plus a sales charge that is based on the amount purchased. The sales charge is 4.50% of the offering price (4.71% of the NAV). The entire sales charge will be retained by the selling broker/dealer.

Purchases  at Net Asset Value - Shares of the Funds may be  purchased  at NAV by
(i) officers, Trustees, directors and full time employees of the Trust, the Advisor, the Administrator and affiliates of those companies, or by their family members; (ii) registered representatives and employees of firms which have selling agreements with the Distributor; (iii) investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (iv) clients of such investment advisors, including pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 and 403 of the Internal Revenue Code, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and (v) by such other investors who are determined to have acquired shares under circumstances not involving any sales expense to the Fund or Distributor. The Advisor or Distributor has the right to decide whether a purchase may be made at net asset value.

If an investment is made at net asset value that meets any of the above referenced requirements, the Advisor may pay supplemental distribution assistance out of its own resources, to any dealer who has executed a selling agreement with the Distributor through which the purchase is made. Additionally, the Advisor, at its discretion, may pay a "finders fee" to any person who has assisted the Advisor or Distributor in securing additional investments in the Funds.

Distribution Arrangements

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of l940. The Plan permits the Funds to pay the Advisor, as Distribution Coordinator, for the sale and distribution of Fund shares at an annual rate of up to 0.25% of each Fund's daily net assets. As of the date of this Prospectus, the Balanced Fund has not implemented the payment of distribution fees under the Plan and currently does not intend to do so. Because these fees are paid out the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment in the Funds and may cost you more than paying other types of sales charges.

When is money invested in a Fund?

Any money received for investment in a Fund from an investor, whether sent by check or by wire, is invested at the NAV of a Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account), less any sales charge (if applicable). Orders received from dealers are invested at the net asset value next calculated after the order is received, less any sales charge (if applicable). A check or wire received after the NYSE closes is invested as of the next calculation of a Fund's NAV.

Other Information

The Funds' Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Funds and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so. See the Account Application for more information about backup withholding. The Funds, under certain circumstances, may accept investments of securities appropriate for a Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made. The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Funds.

How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of a Fund on each day the NYSE is open for trading. A redemption fee of 1.00% (as a percentage of original purchase price or redemption proceeds, whichever is lower) will be imposed on redemptions made within 1 year of purchase. In order to keep any applicable redemption fee as low as possible, shares not subject to a redemption fee will be sold first, on a first-in, first-out basis.

Redemption in Writing

You may redeem your shares by simply sending a written request to the Funds. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

Regular Mail                               Overnight Delivery
The Avatar Funds                           The Avatar Funds
[Name of Fund]                             [Name of Fund]
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 E. Michigan Street, Third Floor
Milwaukee, WI 53202-0701                   Milwaukee, WI  53202

Signature Guarantee

If the value of the shares you wish to redeem exceeds $100,000, or is being sent to any address other than that to where we send your statements, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by Telephone

If you complete the Redemptions by Telephone portion of the Account Application, you may redeem shares on any business day the NYSE is open by calling the Funds' Transfer Agent at (866) 205-0294 before 4:00 p.m. Eastern time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for retirement accounts.

By establishing telephone redemption privileges, you authorize the Funds and their Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated on the Account Application. The Funds and the Transfer Agent will use reasonable procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Funds may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (866) 205-0294; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

The price used for a redemption

The redemption price is the net asset value of the Fund's shares, less the redemption fee, if applicable, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When redemption payments are made

As noted above, redemption payments for telephone redemptions are processed on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, the Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If you made your initial purchase by wire, payment of your redemption proceeds for those shares will not be made until one business day after the completed Account Application is received. If shares were purchased by check and then redeemed shortly after the check is received, a Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Redemptions through Dealers

The Funds may accept orders to sell shares from an investment dealer (or their agent) on behalf of a dealer's (or their agent's) customers. The NAV for a sale is that next calculated after receipt of the order from the dealer (or agent). The dealer (or agent) is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Funds may cancel the order if these documents are not received promptly.

Other Information About Redemptions

A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or other tax-deferred accounts) may be redeemed by the Funds if, due to redemptions you have made, the total value of your account is reduced to less than $500. If a Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

The Funds have the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Services Available to Shareholders

Retirement Plans

You may obtain prototype IRA plans from the Funds. Shares of the Funds are also eligible investments for other types of retirement plans.

Automatic Investing by Check

You may make regular monthly investments in the Funds using the "Automatic Investment Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $50), as if you had written it directly. Upon receipt of the withdrawn money, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Funds or you may simply complete this section on the new Account Application. There is no charge to you for this service. The Funds may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next withdrawal.

Automatic Withdrawals

The Funds offer a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or the Funds at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Distributions and Taxes

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Funds in December. Capital gains distributions, if any, are also normally made in December, but the Funds may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be invested in shares of the distributing Fund unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes

The Fund typically makes distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. You should consult your own tax advisers concerning federal, state and local taxation of distributions from the Fund.

Financial Highlights

These tables show the financial performance for the Funds for the periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The information below has been audited by PricewaterhouseCoopers LLP, the Funds' independent auditors, for the four fiscal years ended December 31, 2002, 2001, 2000, and 1999. For the Equity Fund, the information for the fiscal year ended December 31, 1998 has been audited by other auditors. For the Balanced Fund, the information for the fiscal period from January 13, 1998 (commencement of operations) through December 31, 1998 has been audited by other auditors. PricewaterhouseCoopers LLP's reports and the Funds' audited financial statements are included in the Annual Report for the Funds, dated December 31, 2002, which are available free of charge upon request.


For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                    EQUITY FUND
                                                                               Year Ended December 31,
                                                         -------------------------------------------------------------------
                                                         2002          2001         2000           1999          1998
----------------------------------------------------- ----------- -------------- ----------- --------------- ---------------
Net asset value, beginning of period                   $8.53       $10.90         $12.31          $11.84       $10.02
                                                        ------      ------         ------          ------       ------

Income from investment operations:
   Net investment income/(loss)                        (0.01)        0.01           0.01            0.01         0.05
   Net realized and unrealized gain/(loss) on          (1.55)       (2.29)         (0.74)           1.98         2.48
         investments                                   ------       ------         ------           ----         ----

Total from investment operations                       (1.56)       (2.28)         (0.73)           1.99         2.53
                                                       ------       ------         ------           ----         ----
Less distributions:
   From net investment income                          (0.01)       (0.01)            -               -         (0.05)
   From net realized gains                             (0.00)       (0.08)         (0.68)          (1.52)       (0.64)
    Tax return of capital                                 -             -              -               -        (0.02)
                                                       ------       ------         ------          -----         -----
Total distributions
                                                       (0.01)       (0.09)         (0.68)          (1.52)       (0.71)
                                                       ------       ------         ------          ------       ------

Net asset value, end of period                        $ 6.96       $ 8.53         $10.90          $12.31       $11.84
                                                       ======       ======         ======          ======       ======

Total return                                          (18.29%)     (20.95%)        (5.99%)         17.11%       25.81%

Ratios/supplemental data:
Net assets, end of period (millions)                  $ 7.2        $ 9.0          $12.5           $14.1        $14.7

Ratio of expenses to average net assets:
   Before expense reimbursement                         2.49%        2.31%          2.02%           1.99%        2.03%
   After expense reimbursement                          1.50%        1.50%          1.50%           1.50%        1.50%

Ratio of net investment income to average net assets:
   After expense reimbursement                         (0.12%)       0.10%          0.05%           0.08%        0.36%

Portfolio turnover rate                                78.91%       79.48%         67.97%          101.86%      79.95%
----------------------------------------------------- ----------- -------------- ----------- --------------- ---------------



For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                    BALANCED FUND

                                                                   Year     Ended     December     31,        January 13, 1998*
                                                              --------------------------------------------       through
                                                              2002        2001         2000         1999      December 31,1998
 -------------------------------------------------------------------- ------------ ------------ ------------- ---------------
 Net asset value, beginning of period                        $9.84       $11.58       $12.41       $11.95         $10.00
                                                             -----        ------       ------       ------         ------

 Income from investment operations:
    Net investment income                                     0.13         0.20         0.22         0.21           0.19
    Net realized and unrealized gain/(loss) on investments   (1.00)       (1.72)       (0.34)        1.17           2.11
                                                             ------       ------       ------        ----           ----
  Total from investment operations                           (0.87)       (1.52)       (0.12)        1.38           2.30
                                                             ------       ------       ------        ----           ----

 Less distributions:
    From net investment income                               (0.14)       (0.22)       (0.20)       (0.21)         (0.19)
    From net realized gain                                    0.00         0.00        (0.51)       (0.67)         (0.16)
    In excess of net realized gain                            0.00         0.00         0.00        (0.04)          0.00
                                                              ----         ----         ----        ------          ----

 Total distributions                                         (0.14)       (0.22)       (0.71)       (0.92)         (0.35)
                                                             ------       ------       ------       ------         ------

 Net asset value, end of period                              $8.83        $9.84        $11.58       $12.41         $11.95
                                                             =====        =====        ======       ======         ======

 Total return                                                (8.87%)      (13.13%)     (1.04%)       11.82%         23.11%+

 Ratios/supplemental data:
 Net assets, end of period (thousands)                      $2,554       $1,483       $1,707       $1,725         $1,543


 Ratio of expenses to average net assets:
    Before expense reimbursement                             4.84%        6.98%        6.47%         7.28%         8.59%**
    After expense reimbursement                              1.40%        1.40%        1.40%         1.40%         1.40%**

 Ratio of net investment income to average net assets
    After expense reimbursement                              1.74%        1.90%        1.72%         1.73%         1.8

 Portfolio turnover rate                                    75.33%       73.19%       48.53%       101.53%        95.00%+
 --------------------------------------------------------------------- ------------ ------------ ------------ -------------


*    Commencement of operations.
**   Annualized.
+    Not annualized.


                                 PRIVACY NOTICE

For internal use only, The Avatar Advantage Equity Allocation Fund and The Avatar Advantage Balanced Fund collect the following types of non-public information about you:

|X| Information we receive about you on applications or other forms; |X| Information you give us orally; and |X| Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

                   The Avatar Advantage Equity Allocation Fund
                       The Avatar Advantage Balanced Fund,
                     each a series of Advisors Series Trust


For More Information:

The Statement of Additional Information (SAI) includes additional information about the Funds and is incorporated by reference into this Prospectus.

Each Fund's annual and semi-annual report to shareholders contains additional information about the Funds' investments. The annual reports include a discussion of the market conditions and investment strategies which significantly affected each Fund's performance during their last fiscal year.

The SAIs and shareholder reports are available free upon request. To request them or other information, or to ask any questions, please call or write:

                                 1-866-205-0294

                                The Avatar Funds
                       c/o U.S. Bancorp Fund Services, LLC
                             P.O. Box 701 Milwaukee,
                                  WI 53201-0701

The SAIs and other Fund information may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-202-942-8090 for information about the Room's operations.

Reports and other Fund information are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, for duplicating fees, by writing to the SEC's Public Reference Section, Washington, DC 20549-6009 or via email at www.publicinfo@sec.gov.

                                      (The Trust's SEC File Number is 811-07959)


                       STATEMENT OF ADDITIONAL INFORMATION
                                ___________, 2003
                   THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND
                       THE AVATAR ADVANTAGE BALANCED FUND
                         series of Advisors Series Trust

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus dated ___________, 2003, as may be revised from time to time, of The Avatar Advantage Equity Allocation Fund (the "Equity Fund") and The Avatar Advantage Balanced Fund (the "Balanced Fund"), each a series of Advisors Series Trust (the "Trust"). The Equity Fund and the Balanced Fund are referred to herein collectively as "the Funds." OAM Avatar, LLC (the "Advisor") is the investment advisor to the Funds. A copy of the prospectus may be obtained from the Funds by writing 900 Third Avenue, New York, NY 10022 or by calling the Trust at (800) 576-8229.

The Funds' audited financial statements for the fiscal year ended December 31, 2002, are incorporated herein by reference to each Fund's Annual Report dated December 31, 2002. A copy of the Annual report may be obtained without charge by calling or writing the Fund as shown above.

                                Table of Contents

THE TRUST......................................................................2


INVESTMENT OBJECTIVES AND POLICIES.............................................2


MANAGEMENT OF THE FUNDS.......................................................21


DISTRIBUTION ARRANGEMENTS.....................................................28


Distribution Agreement........................................................28


PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................29


PORTFOLIO TURNOVER............................................................31


NET ASSET VALUE...............................................................31


ANTI-MONEY LAUNDERING PROGRAM.................................................33


TAXATION......................................................................33


DIVIDENDS AND DISTRIBUTIONS...................................................36


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................37


PERFORMANCE INFORMATION.......................................................39


GENERAL INFORMATION...........................................................42


FINANCIAL STATEMENTS..........................................................43

                                    THE TRUST

     The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Funds and not to any other series of the Trust.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                       INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objective is long-term capital appreciation. The Funds will seek to achieve their objectives while preserving capital in volatile markets. The Funds are diversified. Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws. There are no assurances that the Funds will achieve their investment objectives. The discussion below supplements information contained in the prospectus as to investment policies of the Funds.

Convertible Securities and Warrants

     The Funds may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Funds' entire investment therein).

Corporate Debt Securities

     The Funds may invest in investment-grade corporate debt securities. Investment-grade securities are generally considered to be those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investor's Service, Inc. ("Moody's") or, if unrated, deemed to be of comparable quality by the Advisor. Securities that are rated Baa by Moody's or BBB by S&P may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds.

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security's rating is reduced while it held by a Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in the Appendix.

Government Obligations

     The Funds may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     The Funds may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

Mortgage-Related Securities

     The Funds may invest in mortgage-related securities. Mortgage-related securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Funds may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

     U.S. Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of U.S. mortgage-related securities is GNMA, a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

     Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC' national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

     Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

     Collateralized Mortgage Obligations ("CMOs"). A domestic or foreign CMO in which the Funds may invest is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

Foreign Investments

     The Funds may invest in securities of foreign issuers, provided that they are publicly traded in the United States.

     Depositary Receipts. Depositary Receipts ("DRs") include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

     Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     Taxes. The interest and dividends payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders.

Options on Securities

     Purchasing Put and Call Options. The Funds may purchase covered "put" and "call" options with respect to securities which are otherwise eligible for purchase by the Funds subject to certain restrictions. The Funds will engage in trading of such derivative securities exclusively for hedging purposes.

     If the Funds purchase a put option, the Funds acquire the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Funds are holding a security which it feels has strong fundamentals, but for some reason may be weak in the near term, the Funds may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Funds will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Funds exercise the put, less transaction costs, will be the amount by which the Funds will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Funds paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Funds realize on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

     If the Funds purchase a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Funds have a short position in the underlying security and the security thereafter increases in price. The Funds will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Funds in the underlying security and the price of the underlying security thereafter falls, the profit the Funds realize on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

     Writing Call Options. The Funds may write covered call options. A call option is "covered" if the Funds own the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

     Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Funds. If the Funds desire to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Funds will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Funds will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Funds resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Funds.

     Risks Of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Funds may enter into options transactions may be limited by the Internal Revenue Code of 1986 (the "Code") requirements for qualification of the Funds as a regulated investment company. See "Dividends and Distributions" and "Taxation."

     Dealer Options. The Funds will engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Funds may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Funds write a dealer option, the Funds may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Funds originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Funds, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, because the Funds must maintain a secured position with respect to any call option on a security it writes, the Funds may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Funds' ability to sell portfolio securities at a time when such sale might be advantageous.

     The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. The Funds may treat the cover used for written dealer options as liquid if the dealer agrees that the Funds may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat dealer options as subject to the Funds' limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Funds will change its treatment of such instruments accordingly.

     Spread Transactions. The Funds may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Funds the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Funds do not own, but which is used as a benchmark. The risk to the Funds, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Futures Contracts and Related Options

     The Funds may invest in futures contracts and options on futures contracts as a hedge against changes in market conditions or interest rates. The Funds will trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). The Funds will segregate liquid assets in a separate account with its Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.

     No price is paid or received by the Funds upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Funds will be required to deposit in a segregated account with its Custodian an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.

     The nature of initial margin in futures transactions is different from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Funds have purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Funds will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Funds have purchased a stock index futures contract and the price of the underlying stock index has declined, the position will be less valuable and the Funds will be required to make a variation margin payment to the broker.

     At any time prior to expiration of a futures contract, the Funds may elect to close the position by taking an opposite position, which will operate to terminate the Funds' position in the futures contract. A final determination of variation margin is made on closing the position. Additional cash is paid by or released to the Funds, that realizes a loss or a gain.

     In addition to amounts segregated or paid as initial and variation margin, the Funds must segregate liquid assets with its custodian equal to the market value of the futures contracts, in order to comply with Commission requirements intended to ensure that the Funds' use of futures is unleveraged. The requirements for margin payments and segregated accounts apply to both domestic and foreign futures contracts.

     Stock Index Futures Contracts. The Funds may invest in futures contracts on stock indices. Currently, stock index futures contracts can be purchased or sold with respect to, among others, the S&P 500 Stock Price Index on the Chicago Mercantile Exchange, the Major Market Index on the Chicago Board of Trade, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade.

     Interest Rate or Financial Futures Contracts. The Funds may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

     The sale of an interest rate or financial futures contract by the Funds would create an obligation by the Funds, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by the Funds would create an obligation by the Funds, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. Closing out of a futures contract sale is effected by the Funds' entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Funds are paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Funds pay the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Funds' entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Funds realize a gain, and if the purchase price exceeds the offsetting sale price, the Funds realize a loss.

     The Funds will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Domestic interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury bills; and 90-day commercial paper. The Funds may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

     Risks of Transactions in Futures Contracts. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities that are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Funds would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Funds will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities that are subject to the hedge.

     To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, the Funds may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Funds may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Funds have sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Funds' portfolio may decline. If this occurs, the Funds will lose money on the future and also experience a decline in value in its portfolio securities. However, the Advisor believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

     Where futures are purchased to hedge against a possible increase in the price of securities before the Funds are able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Funds then decide not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Advisor may still not result in a successful hedging transaction over a very short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds may intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     Most  United  States  futures  exchanges  limit the  amount of  fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if the Funds have hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Funds will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Funds have insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

     In the event of the bankruptcy of a broker through which the Funds engage in transactions in futures contracts or options, the Funds could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

     Options on Futures Contracts. As described above, the Funds may purchase options on the futures contracts they can purchase or sell. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

     Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

     Restrictions on the Use of Futures Contracts and Related Options. The Funds will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Funds' portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Funds. The Funds may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. The Funds also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Funds' existing futures positions and premiums paid for such options would exceed 5% of the market value of the Funds' net assets.

     These restrictions, which are derived from current federal regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and may be changed by the Trustees of the Trust if applicable law permits such a change and the change is consistent with the overall investment objective and policies of the Funds.

Repurchase Agreements

     The Funds may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Funds acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Funds will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Funds' rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

     The Funds may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Funds may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Funds' commitment. It may be expected that the Funds' net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

     The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Funds will segregate liquid assets to satisfy its purchase commitments in the manner described, the Funds' liquidity and the ability of the Advisor to manage it may be affected in the event the Funds' forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

     The Funds will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Funds on the settlement date. In these cases the Funds may realize a taxable capital gain or loss. When the Funds engage in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Funds' incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Funds starting on the day the Funds agree to purchase the securities. The Funds do not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Lending Portfolio Securities

     The Funds may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Funds. Any loan might be secured by any one or more of the three types of collateral. The terms of the Funds' loan must permit the funds to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Code.

Short Sales

     The Funds are authorized to make short sales of securities. In a short sale, the Funds sell a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Funds must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Funds are said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Funds have a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Funds are required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Funds are also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by the Funds create opportunities to increase the Funds' return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Funds in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Funds' net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Funds may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Funds might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Illiquid Securities

     The Funds may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Funds' portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Funds' investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Short-Term Investments

     The Funds may invest in any of the following securities and instruments:

     Investment Company Securities. The Funds may invest in shares of other investment companies. The Funds may invest in money market mutual funds in connection with its management of daily cash positions. The Funds currently intend to limit their investments in securities issued by other investment companies so that: (a) no more than 5% of a Fund's total net assets will be invested in an one investment company; (b) no more than 10% of a Fund's total net assets will be invested in all other investment companies as a whole; and
(c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Funds bear directly in connection with its own operation, the Funds would also bear its pro rata portions of each other investment company's advisory and operational expenses.

     Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government. If the Funds hold instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

     As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. The Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Investment Restrictions

     The Trust (on behalf of the Funds) have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Funds. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or
(ii) more than 50% of the outstanding shares of the Funds.

     As a matter of fundamental policy, the Funds are diversified. The Funds' investment objectives are also fundamental.

     In addition, the Funds may not:

     1. Issue senior securities,  borrow money or pledge its assets, except that
(i) the Funds may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) for temporary and emergency purchases; and (ii) this restriction shall not prohibit the Funds from engaging in options transactions or short sales;

     2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     3. Act as underwriter (except to the extent the Funds may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

     5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Funds may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     6. Purchase or sell commodities or commodity futures contracts, except that the Funds may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

     7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Funds and except for repurchase agreements); or

     8. Make investments for the purpose of exercising control or management.

     The Funds observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

     The Funds may not:

     1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law; or

     2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

     3. With respect to the Equity Fund, make any change in its investment policies of investing at least 80% of its net assets under normal circumstances in the investments suggested by the Fund's name without first providing the Fund's shareholders with at least 60 days' prior notice.

     Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                             MANAGEMENT OF THE FUNDS

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

     The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

----------------------- ----------- -------------------- ------------------------------ -----------------------------------
                          Position   Term of Office and
      Name, Address         with       Length of Time     Principal Occupation During
         and Age         the Trust         Served               Past Five Years              Other Directorships Held
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
Independent Trustees of the Trust
---------------------------------------------------------------------------------------------------------------------------
Walter E. Auch*         Trustee     Indefinite term      Management Consultant          Director, Nicholas-Applegate
  (born 1921)                       since February 1997.                                Funds, Citigroup, Pimco Advisors
2020 E. Financial Way                                                                   LLP and Senele Group.
Glendora, CA 91741
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
Donald E. O'Connor*     Trustee     Indefinite term      Financial Consultant;          Independent Director, The Forward
  (born 1936)                       since February 1997. formerly Executive Vice        Funds.
2020 E. Financial Way                                    President and Chief Operating
Glendora, CA 91741                                       Officer of ICI Mutual
                                                         Insurance Company (until
                                                         January 1997).
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
George T. Wofford III*  Trustee     Indefinite term      Senior Vice President,         None.
  (born 1939)                       since February 1997. Information Services, Federal
2020 E. Financial Way                                    Home Loan Bank of San
Glendora, CA 91741                                       Francisco.
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
James Clayburn LaForce* Trustee     Indefinite term      Dean Emeritus, John E.         Director, The Payden & Rygel
  (born 1927)                       since May 2002.      Anderson Graduate School of    Investment Group, The
2020 E. Financial Way                                    Management, University of      Metzler/Payden Investment Group,
Glendora, CA 91741                                       California, Los Angeles.       PIC Investment Trust, PIC Small
                                                                                        Cap Portfolio, PIC Balanced
                                                                                        Portfolio, PIC Growth Portfolio,
                                                                                        PIC Mid Cap Portfolio, Provident
                                                                                        Investment Counsel Institutional
                                                                                        Money Market Fund, BlackRock Funds,
                                                                                        Jacobs Engineering, Arena
                                                                                        Pharmaceuticals, Cancervax.
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
George J. Rebhan*       Trustee     Indefinite term      Retired; formerly President,   Trustee, E*TRADE Funds.
  (born 1934)                       since May 2002.      Hotchkis and Wiley Funds
2020 E. Financial Way                                    (mutual funds) from 1985 to
Glendora, CA 91741                                       1993.
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
Interested Trustee of the Trust
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
Eric M. Banhazl**       Trustee     Indefinite term      Senior Vice President, U.S.    None.
  (born 1957)                       since February 1997. Bancorp Fund Services, LLC
2020 E. Financial Way                                    since July 2001; Treasurer,
Glendora, CA 91741                                       Investec Funds; formerly,
                                                         Executive Vice President,
                                                         Investment Company
                                                         Administration, LLC;
                                                         ("ICA") (mutual fund
                                                         administrator and the
                                                         Fund's former
                                                         administrator).
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
Officers of the Trust
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
Eric M. Banhazl         President   Indefinite term      See Above.                     See Above.
  (see above)           (Interested since February 1997.
                        Trustee -
                        see above.)
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
John S. Wagner          Treasurer   Indefinite term      Assistant Vice President,      None.
  (born 1965)                       since September      Compliance and
615 East Michigan St.               2002.                Administration,
Milwaukee, WI 53202                                      U.S. Bancorp Fund Services,
                                                         LLC since June 1999.
----------------------- ----------- -------------------- ------------------------------ -----------------------------------
Chad E. Fickett         Secretary   Indefinite term      Compliance Administrator,      None.
  (born 1973)                       since March 2002.    U.S. Bancorp Fund Services,
615 East Michigan St.                                    LLC since July 2000.
Milwaukee, WI 53202
----------------------- ----------- -------------------- ------------------------------ -----------------------------------

* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund. U.S. Bancorp Fund Services, LLC is an affiliate of Quasar Distributors, LLC, the Fund's distributor.

Compensation

     Each Independent Trustee receives $18,000 per year in fees, plus $500 for each meeting attended and is reimbursed for expenses. This amount is allocated among each of the sixteen current portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

                                  Aggregate      Pension or Retirement  Estimated Annual Total Compensation
                              Compensation From   Benefits Accrued as     Benefits Upon   from Trust(2) Paid
   Name of Person/Position        the Trust(1)   Part of Fund Expenses     Retirement        to Trustees
---------------------------- ------------------- --------------------- ----------------- --------------------
Walter E. Auch, Trustee            $19,500                None                None             $19,500
---------------------------- ------------------- --------------------- ----------------- --------------------
Donald E. O'Connor, Trustee        $19,500                None                None             $19,500
---------------------------- ------------------- --------------------- ----------------- --------------------
George T. Wofford III,             $19,000                None                None             $19,000
Trustee
---------------------------- ------------------- --------------------- ----------------- --------------------
James Clayburn LaForce,            $10,000                None                None             $14,500
Trustee(3)
---------------------------- ------------------- --------------------- ----------------- --------------------
George J. Rebhan, Trustee(3)       $10,500                None                None             $15,000
---------------------------- ------------------- --------------------- ----------------- --------------------

1 For the fiscal year ended December 31, 2002.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended December 31, 2002, trustees fees and expenses in the amount of $7,898 was allocated to the Equity Fund and $5,498 was allocated to the Balanced Fund. 3 Newly appointed to the Board as of May 1, 2002.

Board Committees

     The Trust has two standing committees: The Audit Committee and the Valuation Committee.

     The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Funds' last fiscal year with respect to the Funds. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.

     The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Funds' last fiscal year with respect to the Funds.

Board Interest in the Fund

     As of December 31, 2002, Mr. Wofford, an Independent Trustee of the Trust, beneficially owned shares of each Fund with a total value, as of that date, between $1 and $10,000. No other Trustee, including the remainder of the Independent Trustees, beneficially own shares of the Funds.

Control Persons, Principal Shareholders, and Management Ownership

     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of _______________, 2003, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Equity Fund

------------------------------ ------------------------- -------------------

Name and Address                     % Ownership         Type of Ownership
------------------------------ ------------------------- -------------------

------------------------------ ------------------------- -------------------

Balanced Fund

------------------------------ ------------------------- -------------------

Name and Address                     % Ownership         Type of Ownership
------------------------------ ------------------------- -------------------

------------------------------ ------------------------- -------------------

     As of December 31, 2002, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund. Furthermore, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

The Advisor

     OAM Avatar, LLC , 900 Third Avenue, New York, New York 10022, acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisor is a wholly-owned subsidiary of Overture Asset Managers, LLC, an asset management holding company based in New York, acquired the business of the Fund's previous investment advisor, Avatar Investors Associates Corp. ("Avatar"), and retained its key investment personnel. Subject to such policies as the Board of Trustees may determine, the Advisor is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' investments. The Advisor continuously provides investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's' assets shall be held uninvested. The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the applicable Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

     Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the applicable Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

     In approving the Advisory Agreement on behalf of the Funds at a meeting of the Board of Trustees in March 2003, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Funds; (b) the appropriateness of the fees paid by the Funds to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; (e) the nature of the Funds' investments; and
(f) the Advisor's overall investment performance. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Funds and the proposed expenses of the Funds were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor's brokerage practices were reasonably efficient.

     In addition, because the Advisory Agreement was approved as a result of the automatic termination of the prior investment advisory agreement with Avatar in conjunction with the Advisor's acquisition of the business of Avatar, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the fact that the material terms of the Advisory Agreement remained unchanged from the previous agreements, and (b) the Advisor's key investment personnel did not change from Avatar's key investment personnel.

     In the event the operating expenses of a Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund's expense limitation, the Advisor shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Advisor shall be deducted from the monthly advisory fee otherwise payable with respect to a Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

     Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

     For the fiscal year ended December 31, 2002, the Balanced Fund accrued $16,769 in advisory fees, all of which was waived by Avatar. For the same period, Avatar reimbursed the Balanced Fund for other expenses in the amount of $60,162. For the fiscal year ended December 31, 2001, the Balanced Fund accrued $11,353 in advisory fees, all of which was waived by Avatar. For the same period, Avatar reimbursed the Balanced Fund for other expenses in the amount of $73,014. For the fiscal year ended December 31, 2000, the Balanced Fund accrued $13,297 in advisory fees, all of which was waived by Avatar. For the same period, Avatar reimbursed the Balanced Fund for other expenses in the amount of $76,474. For the fiscal year ended December 31, 1999, the Balanced Fund accrued $11,764 in advisory fees, all of which was waived by Avatar. For the same period, Avatar reimbursed the Balanced Fund for other expenses in the amount of $80,710.

     For the fiscal year ended December 31, 2002, the Equity Fund accrued $69,643 in advisory fees, all of which was waived by Avatar. For the same period, Avatar reimbursed the Equity Fund for other expenses in the amount of $11,254. For the fiscal year ended December 31, 2001, the Equity Fund accrued $84,812 in advisory fees, of which $81,041 was waived by Avatar. For the fiscal year ended December 31, 2000, the Equity Fund accrued $115,786 in advisory fees, of which $70,174 was waived by Avatar. For the fiscal year ended December 31, 1999, the Equity Fund accrued $118,870 in advisory fees, of which $68,204 was waived by Avatar.

Service Providers

     Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator") acts as administrator for the Funds. The Administrator has agreed to be responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Trust's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Trust's insurance relationships; (iii) preparing for the Trust (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and other filings with the Commission and any other governmental agency (the Trust agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to permit the offer and sale of the shares of the Trust under the securities or "blue sky" laws of the various states selected by the Trust (the Trust agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Trust's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Trust and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator. For each of the three preceding fiscal years ended December 31, the Administrator received fees of $30,000 from the Balanced Fund, and $29,999, $30,000 and $30,000 from the Equity Fund. The Administrator also serves as fund accountant, transfer agent and dividend disbursing agent to the Funds under separate agreements.

     U.S. Bank, National Association, an affiliate of the Administrator, is the custodian of the assets of the Funds (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 are the independent public accountants for the Funds whose services include auditing the Funds' financial statements and the performance of related tax services.

     Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Funds and provides counsel on legal matters relating to the Funds.

                            DISTRIBUTION ARRANGEMENTS

Distribution Agreement

     The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), pursuant to which the Distributor acts as the Funds' distributor, provides certain administration services and promotes and arranges for the sale of the Funds' shares. The offering of the Funds' shares is continuous. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.

     The Distribution Agreement between the Funds and the Distributor has an initial term of up to two years and continues in effect after the initial term from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     For the fiscal years ended December 31, 2002 and 2001, the Distributor did not receive any sales commission from the Funds. For the fiscal year ended December 31, 2000, the aggregate sales commissions received by the Distributor with respect to the Equity Fund was $247.

Distribution Plan

     The Trust has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Plan provides that each Fund will compensate the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity primarily intended to result in the sale of Fund shares, but the Plan provides for the compensation to the Advisor regardless of a Fund's distribution expenses. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Funds' shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board of Trustees of the Trust.

     Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Funds' principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

     In connection with its decision to approve the Plan, the Board of Trustees considered various factors, including: (a) the nature and causes of the circumstances that made the implementation of the Plan necessary and appropriate; (b) the ways in which the Plan addresses those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; and (d) the possible benefits of the Plan to any person relative to the Funds. While there is no assurance that the expenditures of Fund assets to finance distribution to of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

     For the fiscal year ended December 31, 2002, the Equity Fund paid $20,483 in distribution fees under the Plan, all of which was paid out to compensate dealers. For fiscal year ended December 31, 2001, the Equity Fund paid distribution fees of $24,945 under the Plan, all of which was paid out to compensate dealers. As of the date of this SAI, the Balanced Fund has not implemented the payment of distribution fees under the Plan and does not currently intend to do so.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust's Board of Trustees. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. The price to the funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

     Subject to such policies as the Advisor and the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Funds. The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefore. The Advisor is also authorized to consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

     On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Funds as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the funds and to such other clients.

     For the fiscal year ended December 31, 2002, the Balanced Fund paid $3,958 in brokerage commissions, all of which was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended December 31, 2001, the Balanced Fund paid $702 in brokerage commissions, all of which was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended December 31, 2000, the Balanced Fund paid $1,430 in brokerage commissions, of which $570 was paid to firms for research, statistical or other services provided to the Advisor.

     For the fiscal year ended December 31, 2002, the Equity Fund paid $16,741 in brokerage commissions, all of which was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended December 31, 2001, the Equity Fund paid $6,596 in brokerage commissions, all of which was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended December 31, 2000, the Equity Fund paid $17,821 in brokerage commissions, of which $7,360 was paid to firms for research, statistical or other services provided to the Advisor.

                               PORTFOLIO TURNOVER

     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Balanced Fund's portfolio turnover rate for the fiscal years ended December 31, 2002, 2001, and 2000 was 75.33%, 73.19%, and 48.53%, respectively. The Equity Fund's portfolio turnover rate for the fiscal years ended December 31, 2002, 2001, and 2000 was 78.91%, 79.48%, and 67.97%, respectively.

                                 NET ASSET VALUE

     As noted in the Prospectus, the net asset value and offering price (see "Additional Purchase and Redemption Information" below) of shares of each Fund will be determined once daily as of the close of public trading on the NYSE, normally 4:00 p.m. Eastern time, on each day that the NYSE is open for trading. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

     Each Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the Nasdaq National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

     Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

     An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, average of the quoted bid and asked prices. If an options exchange closes after the time at which a Fund's net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

     The net asset value per Fund share is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how each Fund calculated its net asset values per share as of December 31, 2002 is as follows:

Equity Fund
                         Net Assets
                    ---------------------  =    Net Asset Value Per Share
                     Shares Outstanding
                    ---------------------

                         $7,222,194          =       $6.96
                    ---------------------
                          1,038,244


Balanced Fund
                         Net Assets
                                             =   Net Asset Value Per Share
                    ---------------------
                     Shares Outstanding
                    ---------------------

                         $2,553,945          =       $8.83
                    ---------------------
                           289,241


     As of the date of this SAI, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                          ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Funds' distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                                    TAXATION

     The Funds intend to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Funds' policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Funds.

     In order to qualify as a regulated investment company, the Funds must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Funds' assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Funds will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Funds are unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

     Distributions of net investment income and net realized capital gains by the Funds will be taxable to shareholders whether made in cash or reinvested by the Funds in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Funds in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Funds on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     The Funds or the securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold a percentage of federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Funds or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

     The Funds intend to declare and pay dividends and other distributions, as stated in the prospectuses. In order to avoid the payment of any federal excise tax based on net income, the Funds must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

     The Funds may receive dividend distributions from U.S. corporations. To the extent that the Funds receive such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Funds may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

     The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Funds. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Funds with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

     For accounting purposes, when the Funds purchase an option, the premium paid by the Funds are recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Funds upon the expiration or sale of such options held by the Funds generally will be capital gain or loss.

     Any security, option, or other position entered into or held by the Funds that substantially diminishes the Funds' risk of loss from any other position held by the Funds may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Funds' gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Funds' holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Funds that may mitigate the effects of the straddle rules.

     Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Funds at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

     A shareholder who purchases shares of the Funds by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Funds and the purchase price of the Funds' shares acquired by the shareholder.

     Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Funds held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

     Redemptions of shares of the Funds will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

     The above discussion and the related discussion in the prospectuses are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                           DIVIDENDS AND DISTRIBUTIONS

     The Funds will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

     The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

     The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Funds may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Funds realize a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Funds will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Funds' shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

     Any dividend or distribution paid by the Funds reduce the Funds' net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

     Dividends and other distributions will be made in the form of additional shares of the Funds unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

     How to Buy Shares. The public offering price of Fund shares is the net asset value plus a sales charge of 4.50%. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds' shares.

     How to Sell Shares. You can sell your Fund shares any day the NYSE is open for regular trading. The Funds may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent at 1-800-576-8229 for details.

     Signature Guarantees. To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public cannot provide a signature guarantee. Certain other transactions also require a signature guarantee.

     Delivery of redemption proceeds. Payments to shareholders for shares of the Funds redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

     Telephone redemptions. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to a Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

     Redemptions-in-kind. The Funds have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

     Automatic Investment Plan. As discussed in the Prospectus, the Funds provide an Automatic Investment Plan for the convenience of investors who wish to purchase shares of a Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Funds. The market value of a Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                             PERFORMANCE INFORMATION

     From time to time, the Funds may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Funds' average annual compounded rate of return over the most recent four calendar quarters and the period from the Funds' inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time.

     Performance data of the Funds quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Funds will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Funds may compare its performance with data published by Lipper, Inc. ("Lipper"), Morningstar, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

     Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

     The Funds' quotations of average annual total return (after taxes on distributions) and average annual total return (after taxes on distributions and redemptions) are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Average Annual Total Return

     Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The average annual total return computed at the public offering price (net asset value plus the maximum sales charge of 4.50%) for the Funds for the period* ended December 31, 2002 are as follows:

                        One Year      5 Years      Since Inception**
Equity Fund              -21.97%      -3.10%             -3.01%
Balanced Fund            -12.97%        N/A               0.60%

* During these periods, certain fees and expenses of the Funds have been waived or reimbursed. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.
** The inception dates for the Funds are as follows: Balanced Fund January 13, 1998 and Equity Fund December 3, 1997.

Average Annual Total Return (after Taxes on Distributions):

     The Funds' quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value plus the maximum sales charge of 4.50%) for the Funds for the period* ended December 31, 2002 are as follows:

                        One Year      5 Years      Since Inception**
Equity Fund               -21.99%      -4.41%             -4.31%
Balanced Fund             -13.45%        N/A              -0.67%

* During these periods, certain fees and expenses of the Funds have been waived or reimbursed. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.
** The inception dates for the Funds are as follows: Balanced Fund January 13, 1998 and Equity Fund December 3, 1997.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

     The Funds' quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

         P(1 + T)n = ATVDR

     where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The average annual total return (after taxes on distributions and redemption) computed at the public offering price (net asset value plus the maximum sales charge of 4.50%) for the Funds for the period* ended December 31, 2002 are as follows:

                        One Year      5 Years      Since Inception**
Equity Fund               -13.48%      -2.47%             -2.40%
Balanced Fund              -7.95%        N/A               0.12%

* During these periods, certain fees and expenses of the Funds have been waived or reimbursed. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.
** The inception dates for the Funds are as follows: Balanced Fund January 13, 1998 and Equity Fund December 3, 1997.

Other information

     Performance data of the Funds quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Funds will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Funds may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may include performance information which is computed at net asset value. Advertising and promotional materials also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

     With respect to certain funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each Fund has only one class of shares.

     The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

     The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.

     The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

     The Board, the Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

                              FINANCIAL STATEMENTS

     The annual reports for the Funds for the fiscal year ended December 31, 2002 are separate documents supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.




                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     a---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.






                                     PART C
                      (The Avatar Advantage Balanced Fund &
                  The Avatar Advantage Equity Allocation Fund)

                                OTHER INFORMATION


Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b) Amended and Restated Bylaws dated June 27, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d)  Form of Investment Advisory Agreement is filed herewith.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003 and is incorporated herein by reference.

(h)  Other Material Contracts.

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iv) Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (v) Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on September 16, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is to be filed.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m) Rule 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 15, 1999 and is incorporated herein by reference.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p)  Code of Ethics.

     (i) Code of Ethics for Registrant was previously filed with Registrant's Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on April 19, 2000 and is incorporated herein by reference.

     (ii) Code of Ethics for Advisor was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) with the SEC on August 23, 2000 and is incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's  Declaration of Trust,
Article VI of Registrant's Bylaws and Paragraph 6 of the Distribution Agreement. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser.

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated February 7, 2002. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriters.

          a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                 The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust                Investec Funds
           Alpine Equity Trust                     Jacob Internet Fund
           Alpine Series Trust                 The Jensen Portfolio, Inc.
     Alternative Investment Advisors                  Kenwood Funds
            Blue & White Fund                   Kit Cole Investment Trust
         Brandes Investment Trust              Light Revolution Fund, Inc.
      Brandywine Advisors Fund, Inc.                The Lindner Funds
           Brazos Mutual Funds                         LKCM Funds
     Builders Fixed Income Fund, Inc.     Matrix Asset Advisor Value Fund, Inc.
            CCM Advisors Funds                     Monetta Fund, Inc.
       CCMA Select Investment Trust                   Monetta Trust
        Country Mutual Funds Trust                     MUTUALS.com
            Cullen Funds Trust                 MW Capital Management Funds
          DAL Investment Company                     Optimum Q Funds
         Dow Jones Islamic Index               PIC Investment Trust Funds
              Everest Funds                 Professionally Managed Portfolios
        First American Funds, Inc.              Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.         Purisima Funds Trust
  First American Investment Funds, Inc.               Rainier Funds
   First American Strategy Funds, Inc.              SEIX Funds, Inc.
             FFTW Funds, Inc.                 TIFF Investment Program, Inc.
         Fort Pitt Capital Funds               Thompson Plumb Funds, Inc.
               Gintel Fund                TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                        Wexford Trust
       Harding, Loevner Funds, Inc.                   Zodiac Trust
----------------------------------------- --------------------------------------

          (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices
Business Address   Distributors, LLC                with Registrant
------------------ -------------------------------- -------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- -------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- -------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- -------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- -------------------------
Eric W. Falkeis    Board Member                     None
------------------ -------------------------------- -------------------------
     The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

         (c) Not applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

------------------------------------ -----------------------------------------
Records Relating to:                 Are located at:
------------------------------------ -----------------------------------------
  Registrant's Fund Administrator,     U.S. Bancorp Fund Services, LLC
  Fund Accountant and Transfer Agent   615 East Michigan Street, 3rd Floor
                                       Milwaukee, WI  53202
------------------------------------ -----------------------------------------
  Registrant's Custodian               U.S. Bank, National Association
                                       425 Walnut Street
                                       Cincinnati, OH  45202
------------------------------------ -----------------------------------------
Registrant's Investment Advisor        OAM Avatar, LLC
                                       900 Third Avenue
                                       New York, New York  10022
------------------------------------ -----------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 9th day of April, 2003.


                                                 ADVISORS SERIES TRUST

                                                 By: /s/ Eric M. Banhazl*
                                                     ---------------------------
                                                     Eric M. Banhazl
                                                     President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on April 9, 2003.

Signature                               Title

Eric M. Banhazl*                        President and Trustee
-------------------------------
Eric M. Banhazl

Walter E. Auch*                         Trustee
-------------------------------
Walter E. Auch

Donald E. O'Connor*                     Trustee
-------------------------------
Donald E. O'Connor

George T. Wofford III*                  Trustee
-------------------------------
George T. Wofford III

George J. Rebhan*                       Trustee
-------------------------------
George J. Rebhan

James Clayburn LaForce*                 Trustee
-------------------------------
James Clayburn LaForce

/s/ John S. Wagner                      Treasurer and Principal Financial
------------------                      and Accounting Officer
John S. Wagner


* /s/ John S. Wagner
------------------------------
      John S. Wagner
      Attorney-in-Fact pursuant to
      Power of Attorney.



EXHIBIT INDEX

      Exhibit                                                     Exhibit No.

      Form of Investment Advisory Agreement                          EX-99.d.